Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax

The provision for income taxes consists of the following components for the years ended December 31:

	2019	2018
Current:
Federal and state	$97,465	$125,356
Foreign	278,004	109,917
Total current provision/(benefit)	375,469	235,273
Deferred:
Federal and state	-	-
Foreign	13,188	24,478
Valuation allowance	-	6,088,751
Total deferred expense (benefit)	13,188	6,113,229

Total income tax expense (benefit)	$388,657	$6,348,502